NON-CONTROLLING INTERESTS - Disclosure of Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 763,709	$ 449,286
Non-current assets	1,359,970	870,568
Current liabilities	(988,564)	(485,003)
Non-current liabilities	(630,436)	(418,554)
Equity attributable to owners of parent	(407,609)	(345,765)
Non-controlling interests	(97,070)	(70,532)
Profit attributable to non-controlling interests	55,154	(3,919)
Total
Disclosure of subsidiaries [line items]
Current assets	1,272,842	365,119
Non-current assets	492,275	407,015
Current liabilities	(1,150,245)	(383,597)
Non-current liabilities	(182,615)	(146,550)
Equity attributable to owners of parent	(328,511)	(164,779)
Non-controlling interests	(97,070)	(70,532)
Profit attributable to non-controlling interests	55,154	(3,919)
Distribution of dividend in kind to non-controlling interest	26,304	0
Sadiola Mine
Disclosure of subsidiaries [line items]
Current assets	655,358	197,959
Non-current assets	243,877	226,391
Current liabilities	(668,972)	(252,942)
Non-current liabilities	(103,995)	(65,910)
Equity attributable to owners of parent	(59,367)	(49,680)
Non-controlling interests	(60,225)	(49,142)
Profit attributable to non-controlling interests	37,291	(8,207)
Distribution of dividend in kind to non-controlling interest	23,896	0
Bonikro Gold Mines SA
Disclosure of subsidiaries [line items]
Current assets	402,438	69,532
Non-current assets	194,554	141,190
Current liabilities	(344,864)	(51,094)
Non-current liabilities	(37,619)	(42,912)
Equity attributable to owners of parent	(198,577)	(105,505)
Non-controlling interests	(15,933)	(11,211)
Profit attributable to non-controlling interests	7,130	2,704
Distribution of dividend in kind to non-controlling interest	2,408	0
Agbaou Gold Operations SA
Disclosure of subsidiaries [line items]
Current assets	215,046	97,628
Non-current assets	53,844	39,434
Current liabilities	(136,409)	(79,561)
Non-current liabilities	(41,001)	(37,728)
Equity attributable to owners of parent	(70,567)	(9,594)
Non-controlling interests	(20,912)	(10,179)
Profit attributable to non-controlling interests	10,733	1,584
Distribution of dividend in kind to non-controlling interest	$ 0	$ 0